Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent
Average percentage on Bank Certificates of Deposit	95.40%	30.00%